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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: June 30, 2004
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         St. Paul Travelers Companies, Inc.
                 -------------------------------
   Address:      385 Washington Street
                 -------------------------------
                 St. Paul, MN 55102-1396
                 -------------------------------

                 -------------------------------

Form 13F File Number:    28-62
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Bruce Backberg
         -------------------------------
Title:   Corporate Secretary
         -------------------------------
Phone:   (651) 310-7916
         -------------------------------

Signature, Place, and Date of Signing:

   /s/ Bruce Backberg,               St. Paul, Minnesota,   August 10, 2003
   -------------------------------   --------------------   ---------------
           [Signature]                   [City, State]          [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number        Name

    28-
       ---------------          ------------------------------------
    [Repeat as necessary.]

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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                   1
                                        --------------------

Form 13F Information Table Entry Total:             55
                                        --------------------

Form 13F Information Table Value Total:      2,016,281
                                        --------------------
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.       Form 13F File Number    Name

    01        28-29                   ST. PAUL FIRE AND MARINE INSURANCE COMPANY
    ------       -----------------    ------------------------------------------

    [Repeat as necessary.]

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                           FORM 13F INFORMATION TABLE

-------------------------- -------------- --------- ---------- ---------------------- ----------- -------- -------------------------
                                                       VALUE     SHRS OR   SH/   PUT/ INVESTMENT   OTHER   VOTING AUTHORITY
NAME OF ISSUER             TITLE OF CLASS  CUSIP     (x$1000)    PRN AMT   PRN   CALL DISCRETION  MANAGERS SOLE       SHARED   NONE
-------------------------- -------------- --------- ---------- ----------- ----- ---- ----------- -------- ---------- -------- -----
ABBEY NATL PLC PFD         PREF           002920809        820      32,000 SH             SHARED                          32,000
AMERICAN MEDICAL SYSTEMS
  HOLDINGS INC             COMM           02744M108        197       5,841 SH             SHARED                           5,841
ASCENTIAL SOFTWARE CORP    COMM           04362P207         13         819 SH             SHARED                             819
BLACKROCK INVT QULTY MUN
  TR                       COMM           09247D105      3,172     231,900 SH             SHARED                         231,900
BLACKROCK MUN TARGET TRM
  TR                       COMM           09247M105        293      27,500 SH             SHARED                          27,500
BOEING COMPANY             COMM           097023105         72       1,400 SH             SHARED                           1,400
CHECKERS DRIVE-IN
  RESTAURANT               COMM           162809305        411      36,150 SH             SHARED                          36,150
CITIGROUP INC              COMM           172967101      4,039      86,856 SH             SHARED                          86,856
CITIGROUP INVST CORP LOAN
  FD                       COMM           17307C107     19,640   1,333,334 SH             SHARED                       1,333,334
CRIIMI MAE PFD B CONV$25   PREF           226603207         90       3,400 SH             SHARED                           3,400
DOBSON COMMUNICATIONS
  CORP                     COMM           256069105        776     238,140 SH             SHARED                         238,140
DYAX  CORP                 COMM           26746E103          3         255 SH             SHARED                             255
EBIX.COM INC               COMM           278715107         22       1,598 SH             SHARED                           1,598
EL PASO ENER CAP TRUST I
  CONV                     PREF           283678209      2,928     103,200 SH             SHARED                         103,200
EMCORE CORP                COMM           290846104         25       7,686 SH             SHARED                           7,686
EMMIS COMMS CORP  SER A    PREF           291525202        439      10,000 SH             SHARED                          10,000
(R) FEDERAL NATIONAL
  MORTGAGE                 COMM           313586109          7         101 SH             SHARED                             101
FORD MOTOR CO CAP TR II
  6.50%                    PREF           345395206      2,770      80,000 SH             SHARED                          80,000
GEN MOTORS CORP  6.25      PREF           370442717      2,759     118,000 SH             SHARED                         118,000
GEN MOTORS CORP  5.25      PREF           370442733      2,028      94,700 SH             SHARED                          94,700
GENVEC INC                 COMM           37246C109        704     229,380 SH             SHARED                         229,380
HAYES LEMMERZ INTL INC     COMM           420781304        657      43,523 SH             SHARED                          43,523
IMPAX LABORATORIES INC     COMM           45256B101      2,151     111,000 SH             SHARED                         111,000
INSURED MUN INCOME FD      COMM           45809F104      1,104      87,100 SH             SHARED                          87,100
INTERPUBLIC GROUP COS INC
  SER A                    PREF           460690308        496       9,800 SH             SHARED                           9,800
LEUCADIA NATL              COMM           527288104      2,559      51,489 SH             SHARED                          51,489
LODGIAN INC                COMM           54021P403         14       1,291 SH             SHARED                           1,291
MEDIWARE INFORMATION
  SYSTEMS                  COMM           584946107      1,485     116,110 SH             SHARED                         116,110
MUNIENHANCED FUND          COMM           626243109        963      95,600 SH             SHARED                          95,600
MUNIVEST FUND              COMM           626295109      1,622     188,600 SH             SHARED                         188,600
MUNIYIELD INSURED FD INC
  MUT FD                   COMM           62630E107        599      44,800 SH             SHARED                          44,800
MUNIYIELD QUALITY FD II
  INC                      COMM           62630T104      2,105     180,400 SH             SHARED                         180,400
NATL WESTMINSTER BK PLC
  SER C                    PREF           638539882     14,749     575,000 SH             SHARED                         575,000
NIKU CORP                  COMM           654113109         33       2,864 SH             SHARED                           2,864
NUVEEN INVESTMENTS INC     COMM           67090F106      1,534      81,510 SH             SHARED                          81,510
NUVEEN INVESTMENTS INC     COMM           67090F106    231,898  12,325,800 SH             SHARED                      12,325,800
NUVEEN INVESTMENTS INC     COMM           67090F106  1,634,784  60,999,414 SH             SOLE             60,999,414
NUVEEN QUAL INCM MUN FD
  INC                      COMM           670977107        989      74,300 SH             SHARED                          74,300
OMNICARE CAP TR I          PREF           68214L201      1,439      54,200 SH             SHARED                          54,200
ONSET CORP COM STK         COMM           682840103          -       6,347 SH             SHARED                           6,347
ON2 TECHNOLOGIES INC       COMM           68338A107        309     448,000 SH             SHARED                         448,000
PARAMETRIC TECHNOLOGY
  CORP.                    COMM           699173100         10       1,916 SH             SHARED                           1,916
PRUDENTIAL FINANCIAL INC   COMM           744320102      5,294     113,923 SH             SHARED                         113,923
ROYAL BK OF SCOTLAND PLC
  8.0                      PREF           780097861      2,105      83,700 SH             SHARED                          83,700
ST PAUL TRAVELERS
  COMPANIES                COMM           792860108        201       4,967 SH             SHARED                           4,967
ST PAUL TRAVELERS
  COMPANIES                COMM           792860108     32,335     797,600 SH             SOLE                797,600
SELECT COMFORT COMMON
  STOCK                    COMM           81616X103      2,096      73,816 SH             SHARED                          73,816
SPACEHAB INC               COMM           846243103        578     157,000 SH             SHARED                         157,000
TRANSMONTAIGNE INC         COMM           893934109      3,069     570,507 SH             SHARED                         570,507
US RESTAURANT PPTYS SER A  PREF           902971209        112       4,800 SH             SHARED                           4,800
VERIZON COMMUNICATIONS     COMM           92343V104        583      16,104 SH             SHARED                          16,104
VIVUS, INC.                COMM           928551100          1         165 SH             SHARED                             165
WALTER INDUSTRIES INC      COMM           93317Q105         12         854 SH             SHARED                             854
WESTCO INTERNATIONAL       COMM           95082P105      8,561     465,290 SH             SHARED                         465,290
MAX RE CAPITAL LTD         COMM           G6052F103     20,626   1,058,833 SH             SHARED                       1,058,833